Nature of operations	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Disclosure Of Nature Of Operations Explanatory
1.	Nature of operations
Mogo Inc. (“
Mogo
” or the “
Company
”) was continued under the Business Corporations Act (British Columbia) on June 21, 2019
,
in connection with the combination with Mogo Finance Technology Inc. The address of the Company’s registered office is Suite 1700, Park Place, 666 Burrard Street, Vancouver, British Columbia, Canada, V6C 2X8. The Company’s common shares (the “Common Shares”) are listed on the Toronto Stock Exchange (“
TSX
”) and the Nasdaq Capital Market under the symbol “MOGO”.
Mogo Inc., one of Canada’s leading financial technology companies, is empowering its
1.9

million members with simple digital solutions to help them get in control of their financial health while also making a positive impact with their money. Through the free Mogo app, consumers can access a digital spending account with the Mogo Visa* Platinum Prepaid Card featuring automatic carbon offsetting, easily buy and sell bitcoin, get free monthly credit-score monitoring and ID fraud protection and access personal loans, and mortgages. Mogo’s new MogoTrade app offers commission-free stock trading that helps users make a positive impact with every investment and together with Moka, Mogo’s wholly owned subsidiary bringing automated, fully-managed flat-fee investing to Canadians, forms the heart of Mogo’s digital wealth platform. Mogo’s wholly owned subsidiary, Carta Worldwide, offers a digital payments platform that powers the next-generation card programs from innovative fintech companies in Europe, North America and APAC. To learn more, please visit mogo.ca or download the mobile app (iOS or Android).
COVID-19
Pandemic
During the year ended December 31, 2021, the Canadian economy continued experiencing significant disruption and market volatility related to the global
COVID-19
pandemic. The overall impact of the pandemic continues to be uncertain and dependent on actions taken by the Canadian government, businesses, and individuals to limit spread of the
COVID-19
virus, as well as governmental economic response and support efforts.
The rapid worldwide spread of
COVID-19
has prompted governments to implement restrictive measures to curb the spread of the pandemic. During this period of uncertainty, the Company’s priority has been to protect the health and safety of its employees, support and enforce government actions to slow the spread of
COVID-19,
and to continually assess and take appropriate actions to mitigate the risks to the business operations as a result of this pandemic.
The overall economic impacts of
COVID-19
could include an impact on our ability to obtain debt and equity financing or potential future decreases in revenue or the profitability of our ongoing operations. This is an evolving situation, and the Company will continue to evaluate and adapt on an ongoing basis. Measures undertaken to contain the spread of the virus, such as vaccination campaigns, have succeeded in curbing outbreaks of the virus. These measures combined with less restrictive public health measures have provided an improving macroeconomic environment. However, the pandemic, fueled by more contagious variants, continues to pose a risk to the recovery. The extent of the impact that this pandemic may have on the Canadian economy and the Company’s business is currently uncertain and difficult to predict.
The Company make estimates and assumptions in preparing the consolidated financial statements. These estimates and assumptions have been made taking into consideration the economic impact of the
COVID-19
pandemic and the significant economic volatility and uncertainty it has created. There is a higher level of uncertainty with respect to management’s judgments and estimates at this time, particularly as it relates to the measurement of allowance for loan losses and fair valuation of our investment portfolio. The Company will continue to revisit our judgements and estimates where appropriate in future reporting periods as economic conditions surrounding the
COVID-19
pandemic continue to evolve. Actual results could differ materially from these estimates, in which case the impact would be recognized in the consolidated financial statements in future periods.